Transactions with related parties	6 Months Ended
Jun. 30, 2021
Transactions with Related Parties [Abstract]
Transactions with related parties

2.Transactions with related parties

a)Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s Chairman of the Board. Travel expenses for the six months ended June 30, 2021 and 2020 amounted to $827 and $395, respectively, and are mainly included in “Deferred charges, net” and “Vessel operating expenses” in the accompanying unaudited interim consolidated financial statements. At June 30, 2021 and December 31, 2020, an amount of $256 and $54, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.
b)Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s Chairman of the Board which provides brokerage services to DSI pursuant to a Brokerage Services Agreement for a fixed fee amended annually on each anniversary of the agreement. On July 1, 2020, a new agreement was signed for a revised monthly fee and a duration of two years, until June 30, 2022. For the six months ended June 30, 2021 and 2020 brokerage fees amounted to $1,654 and $999, respectively, and are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of operations. As of June 30, 2021 and December 31, 2020, there was no amount due to Steamship.
c)Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding AS, an unaffiliated third party, each holding 50% of DWM. The DWM office was located in Limassol, Cyprus, but in April 2021 was relocated in Athens, Greece. In January 2021, each 50% shareholder of DWM contributed an amount of $250 as additional investment to DWM. As at June 30, 2021 and December 31, 2020, the equity method investment in DWM amounted to a liability of $377 and $430, respectively, and is included in “Due to related parties” in the accompanying consolidated balance sheets. For the six months ended June 30, 2021 and 2020, the investment in DWM resulted in a loss of $198 and $86, respectively, and is included in “Loss from equity method investment” in the accompanying unaudited interim consolidated statements of operations.

DWM provided management services to certain vessels of the Company’s fleet through DSS and since May 2021, directly. For the management services outsourced to DWM, DSS paid a fixed monthly fee per vessel and a percentage of those vessels’ gross revenues. Since May 2021 the vessels pay directly to DWM a fixed monthly fee per vessel and a percentage of their gross revenues. For the six months ended June 30, 2021 and 2020, management fees to DWM amounted to $854 and $1,014, respectively, and are separately presented as “Management fees to related party” in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2021 and December 31, 2020, there was an amount of $1,525 and $1,196 due from DWM, separately presented in “Due from related parties” in the accompanying consolidated balance sheets, mainly due to the security placed in relation to the incident of the Protefs (Note 6).

d)Series D Preferred Stock: On June 22, 2021, the Company issued 400 shares of newly-designated Series D Preferred Stock, par value $0.01 per share, to an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou, for an aggregate purchase price of $360, or 264 net of expenses. The Series D Preferred Stock is not redeemable and has no dividend or liquidation rights. The Series D Preferred Stock will vote with the common shares of the Company, and each share of the Series D Preferred Stock shall entitle the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company. The Series D Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities. The issuance of shares of Series D Preferred Stock to Tuscany Shipping Corp. was approved by an independent committee of the Board of Directors of the Company.
e)Purchase of Bond by executives: on June 22, 2021, entities affiliated with executive officers and directors of the Company participated in a newly issued bond with an aggregate principal amount of $21,000 (Note 5).